Note 3 - Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
3
— Net Loss Per Share

The Company computes net loss per share by dividing its net loss for the period by the weighted average number of common shares outstanding during the period less the weighted average common shares subject to restrictions imposed by the Company.

	Three months ended
	June 30,
	2019	2018
Net loss	$(265,191)	$(557,052)
Shares used to compute net loss per share:
Weighted average common shares outstanding	87,979,526	94,190,797
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	87,979,526	94,190,797
Net loss per share - basic and diluted	$(0.00)	$(0.01)

	Six months ended
	June 30,
	2019	2018
Net loss	$(924,894)	$(1,472,932)
Shares used to compute net loss per share:
Weighted average common shares outstanding	87,979,526	86,377,007
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	87,979,526	86,377,007
Net loss per share - basic and diluted	$(0.01)	$(0.02)

TAPINATOR, INC.
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

The following warrants to purchase common stock, options to purchase common stock, restricted stock units (“RSUs”) and preferred stock have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Six months ended
	June 30,
	2019	2018
Warrants to purchase common stock	34,200,002	34,200,002
Options to purchase common stock	4,925,004	5,050,000
RSU’s	10,750,000	10,750,000
Series B Preferred Stock	-	11,283,333
Total excluded securities	49,875,006	61,283,335

Note
3
— Net Loss Per Share

The Company computes net loss per share by dividing its net loss for the period by the weighted average number of common shares outstanding during the period less the weighted average common shares subject to restrictions imposed by the Company.

	Year ended
	December 31,
	2018	2017
Net loss	$(2,996,494)	$(3,690,146)
Shares used to compute net loss per share:
Weighted average common shares outstanding	90,976,652	58,478,481
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	90,976,652	58,478,481
Net loss per share - basic and diluted	$(0.03)	$(0.06)

The following warrants to purchase common stock, options to purchase common stock, restricted stock units (“RSUs”) and preferred stock have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31,
	2018	2017
Warrants to purchase common stock	34,200,002	3,500,000
Potentially convertible common stock underlying senior debenture	—	10,800,000
Options to purchase common stock	4,925,004	5,050,000
RSUs	10,750,000	—
Series A Preferred stock	—	1,680,000
Series A-1 Preferred stock	—	6,000,000
	49,875,006	27,030,000